Investment in Associates - Additional Information (Details)		12 Months Ended
	Jul. 11, 2016	Dec. 31, 2019 USD ($) $ / pure Ounce	Dec. 31, 2018 USD ($) Ounce	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates		$ 84,319,000	$ 70,566,000
Warrant liability, representing in-substance ownership		(15,040,000)	(14,664,000)
Proceeds from issuing Maverix shares		2,781,000	1,081,000
Income (loss) in associate		15,245,000	13,679,000
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates		84,319,000	69,116,000	$ 53,567,000
Warrant liability, representing in-substance ownership		$ (15,000,000)	$ (14,700,000)
Proportion of ownership interest in associate	54.00%	26.00%	34.00%
Deferred revenue		$ (12,500,000)	$ (13,300,000)
Revenue from gold deliveries from La Colorada		$ 700,000	$ 600,000
Gold delivered from La Colorada (ounces) | Ounce		3,758	3,968
Dilution gains		$ 13,500,000	$ 13,300,000
Income (loss) in associate		1,765,000	391,000
Other [member]
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates		$ 0	$ 1,450,000
La Colorada mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)		100.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)		650
La Bolsa mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)		5.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)		450